Employee Benefit Plans and Similar Obligations - Summary of Share Based Compensation Plan (Plan 2021-2024) (Detail) $ / shares in Units, $ in Millions		12 Months Ended
	Apr. 30, 2024	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted	4,600,000
Plan 2021 - 2024 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount at the beginning of the fiscal year			478,097	818,823
Granted				50,037
Settled		0	(394,359)	(367,371)
Expired		0	(83,738)	(23,392)
Amount at the end of the fiscal year				478,097
Expense recognized during the fiscal year | $		$ 0	$ 5	$ 17
Fair value of shares on grant date (in U.S. dollars) | $ / shares			$ 27.7	$ 20.42